                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21861
                                  ----------------------------------------------

                      AMERICAN CENTURY GROWTH FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                 64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  07-31
                        --------------------------------------------------------

Date of reporting period:  04-30-2008
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                              Legacy Large Cap Fund

                                 April 30, 2008

                                                                     [Logo]
                                                                American Century
                                                                 Investments(R)

Legacy Large Cap - Schedule of Investments

APRIL 30, 2008 (UNAUDITED)
    Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 100.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 3.3%
     2,462 L-3 Communications Holdings, Inc.                        $   274,390
     3,669 Raytheon Co.                                                 234,706
                                                                    -----------
                                                                        509,096
                                                                    -----------
BEVERAGES - 1.4%
     3,751 Coca-Cola Co. (The)                                          220,821
                                                                    -----------
BIOTECHNOLOGY - 5.6%
     4,655 Biogen Idec, Inc.(1)                                         282,512
     3,689 Genzyme Corp.(1)                                             259,521
     6,175 Gilead Sciences, Inc.(1)                                     319,618
                                                                    -----------
                                                                        861,651
                                                                    -----------
CHEMICALS - 3.7%
     1,581 Potash Corp. of Saskatchewan, Inc.                           290,825
     4,685 Syngenta AG ADR                                              277,258
                                                                    -----------
                                                                        568,083
                                                                    -----------
COMMERCIAL BANKS - 2.2%
    15,004 Banco Bilbao Vizcaya Argentaria SA ADR                       343,892
                                                                    -----------
COMMUNICATIONS EQUIPMENT - 5.1%
    11,840 Corning, Inc.                                                316,246
     3,890 Research In Motion Ltd.(1)                                   473,141
                                                                    -----------
                                                                        789,387
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
    14,353 Koninklijke KPN NV ADR                                       263,350
                                                                    -----------
ELECTRICAL EQUIPMENT - 4.6%
    11,196 ABB Ltd. ADR                                                 343,381
     1,282 First Solar, Inc.(1)                                         374,331
                                                                    -----------
                                                                        717,712
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.0%
    15,998 AU Optronics Corp. ADR                                       312,281
                                                                    -----------
ENERGY EQUIPMENT & SERVICES - 1.5%
     1,539 Transocean, Inc.(1)                                          226,941
                                                                    -----------
FOOD PRODUCTS - 2.0%
     6,959 Archer-Daniels-Midland Co.                                   306,614
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
     5,953 Covidien Ltd.                                                277,945
     5,421 Medtronic, Inc.                                              263,894
     6,442 St. Jude Medical, Inc.(1)                                    282,031
                                                                    -----------
                                                                        823,870
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES - 3.5%
     3,992 McKesson Corp.                                               208,063
     6,761 Medco Health Solutions, Inc.(1)                              334,940
                                                                    -----------
                                                                        543,003
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE - 1.6%
     4,221 McDonald's Corp.                                             251,487
                                                                    -----------

Legacy Large Cap - Schedule of Investments

APRIL 30, 2008 (UNAUDITED)
    Shares                                                                Value
--------------------------------------------------------------------------------
IT SERVICES - 4.2%
     2,595 International Business Machines Corp.                    $   313,217
     1,233 MasterCard, Inc., Class A                                    342,971
                                                                    -----------
                                                                        656,188
                                                                    -----------
MACHINERY - 3.9%
     3,083 Deere & Co.                                                  259,188
     4,332 Parker-Hannifin Corp.                                        345,910
                                                                    -----------
                                                                        605,098
                                                                    -----------
METALS & MINING - 10.0%
    11,870 Cia Vale do Rio Doce ADR                                     463,880
     9,043 Gerdau SA ADR                                                350,235
     4,829 Nucor Corp.                                                  364,589
     2,349 United States Steel Corp.                                    361,629
                                                                    -----------
                                                                      1,540,333
                                                                    -----------
OIL, GAS & CONSUMABLE FUELS - 27.2%
     4,583 Anadarko Petroleum Corp.                                     305,044
     2,561 Apache Corp.                                                 344,915
     6,154 Chesapeake Energy Corp.                                      318,162
     3,420 Chevron Corp.                                                328,833
     3,535 ConocoPhillips                                               304,540
     2,955 Devon Energy Corp.                                           335,097
     3,870 EnCana Corp.                                                 312,735
     3,268 Exxon Mobil Corp.                                            304,153
     3,478 Hess Corp.                                                   369,364
     3,721 Murphy Oil Corp.                                             336,155
     3,686 Noble Energy, Inc.                                           320,682
     4,204 Occidental Petroleum Corp.                                   349,815
     2,564 Suncor Energy, Inc.                                          288,937
                                                                    -----------
                                                                      4,218,432
                                                                    -----------
PHARMACEUTICALS - 3.7%
     4,366 Johnson & Johnson                                            292,915
     6,042 Teva Pharmaceutical Industries Ltd. ADR                      282,645
                                                                    -----------
                                                                        575,560
                                                                    -----------
ROAD & RAIL - 4.4%
     3,147 Burlington Northern Santa Fe Corp.                           322,725
     5,560 CSX Corp.                                                    350,002
                                                                    -----------
                                                                        672,727
                                                                    -----------
SOFTWARE - 1.7%
    12,596 Oracle Corp.(1)                                              262,627
                                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
     3,238 NIKE, Inc., Class B                                          216,299
                                                                    -----------
TOTAL COMMON STOCKS
(Cost $13,495,301)                                                   15,485,452
                                                                    -----------

Legacy Large Cap - Schedule of Investments

APRIL 30, 2008 (UNAUDITED)
Principal Amount                                                          Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 7.1%
--------------------------------------------------------------------------------

$1,100,000 FHLB Discount Notes, 1.75%, 5/1/08(2)
(Cost $1,100,000)                                                   $ 1,100,000
                                                                    -----------

TOTAL INVESTMENT SECURITIES -- 107.1%
(Cost $14,595,301)                                                   16,585,452
                                                                    -----------

OTHER ASSETS AND LIABILITIES -- (7.1)%                               (1,095,718)
                                                                    -----------

TOTAL NET ASSETS -- 100.0%                                          $15,489,734
                                                                    ===========

Notes to Schedule of Investments
--------------------------------------------------------------------------------
  ADR      -   American Depositary Receipt
  FHLB     -   Federal Home Loan Bank

(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

Legacy Large Cap - Schedule of Investments

APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of April 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $  14,596,636
                                                        =============
Gross tax appreciation of investments                   $   2,121,304
Gross tax depreciation of investments                        (132,488)
                                                        -------------
Net tax appreciation (depreciation) of investments      $   1,988,816
                                                        =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                          Legacy Focused Large Cap Fund

                                 April 30, 2008

                                                                     [Logo]
                                                                American Century
                                                                 Investments(R)

Legacy Focused Large Cap - Schedule of Investments

APRIL 30, 2008 (UNAUDITED)
    Shares                                                              Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.8%
    20,106 Raytheon Co.                                             $ 1,286,181
                                                                    -----------
BIOTECHNOLOGY - 6.5%
    23,259 Celgene Corp.(1)                                           1,445,315
    30,466 Gilead Sciences, Inc.(1)                                   1,576,920
                                                                    -----------
                                                                      3,022,235
                                                                    -----------
CHEMICALS - 10.4%
    11,304 Monsanto Co.                                               1,288,882
    16,441 Mosaic Co. (The)(1)                                        2,014,187
     8,295 Potash Corp. of Saskatchewan, Inc.                         1,525,865
                                                                    -----------
                                                                      4,828,934
                                                                    -----------
COMMUNICATIONS EQUIPMENT - 7.8%
    63,053 Corning, Inc.                                              1,684,146
    15,922 Research In Motion Ltd.(1)                                 1,936,593
                                                                    -----------
                                                                      3,620,739
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.3%
    48,062 Chunghwa Telecom Co. Ltd. ADR                              1,226,061
    66,742 Koninklijke KPN NV ADR                                     1,224,589
                                                                    -----------
                                                                      2,450,650
                                                                    -----------
ELECTRICAL EQUIPMENT - 3.4%
    52,232 ABB Ltd. ADR                                               1,601,955
                                                                    -----------
ENERGY EQUIPMENT & SERVICES - 2.8%
     8,967 Transocean, Inc.(1)                                        1,322,274
                                                                    -----------
FOOD PRODUCTS - 3.3%
    34,444 Archer-Daniels-Midland Co.                                 1,517,603
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
    30,258 St. Jude Medical, Inc.(1)                                  1,324,695
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES - 3.7%
    24,700 Express Scripts, Inc.(1)                                   1,729,494
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE - 3.5%
    40,428 Yum! Brands, Inc.                                          1,644,611
                                                                    -----------
IT SERVICES - 7.1%
    12,610 International Business Machines Corp.                      1,522,027
     6,444 MasterCard, Inc., Class A                                  1,792,463
                                                                    -----------
                                                                      3,314,490
                                                                    -----------
MACHINERY - 2.8%
    15,436 Deere & Co.                                                1,297,704
                                                                    -----------
METALS & MINING - 7.2%
    42,891 Cia Vale do Rio Doce ADR                                   1,676,180
    22,435 Nucor Corp.                                                1,693,843
                                                                    -----------
                                                                      3,370,023
                                                                    -----------
OIL, GAS & CONSUMABLE FUELS - 20.9%
    12,220 Apache Corp.                                               1,645,789
    13,441 Devon Energy Corp.                                         1,524,209
    19,701 EnCana Corp.                                               1,592,038

Legacy Focused Large Cap - Schedule of Investments

APRIL 30, 2008 (UNAUDITED)
   Shares/Principal Amount                                              Value
--------------------------------------------------------------------------------
    16,853 Exxon Mobil Corp.                                        $ 1,568,509
    19,469 Noble Energy, Inc.                                         1,693,803
    20,195 Occidental Petroleum Corp.                                 1,680,426
                                                                    -----------
                                                                      9,704,774
                                                                    -----------
PHARMACEUTICALS - 5.7%
    18,164 Novo Nordisk AS ADR                                        1,247,685
    29,887 Teva Pharmaceutical Industries Ltd. ADR                    1,398,114
                                                                    -----------
                                                                      2,645,799
                                                                    -----------
ROAD & RAIL - 3.4%
    15,221 Burlington Northern Santa Fe Corp.                         1,560,914
                                                                    -----------
TOTAL COMMON STOCKS
(Cost $41,233,048)                                                   46,243,075
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- 9.9%
--------------------------------------------------------------------------------
$4,600,000 FHLB Discount Notes, 1.75%, 5/1/08(2)
(Cost $4,600,000)                                                     4,600,000
                                                                    -----------
TOTAL INVESTMENT SECURITIES -- 109.4%
(Cost $45,833,048)                                                   50,843,075
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (9.4)%                               (4,353,499)
                                                                    -----------
TOTAL NET ASSETS -- 100.0%                                          $46,489,576
                                                                    ===========

Notes to Schedule of Investments
--------------------------------------------------------------------------------
  ADR      -   American Depositary Receipt
  FHLB     -   Federal Home Loan Bank

(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

Legacy Focused Large Cap - Schedule of Investments

APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of April 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $  45,906,568
                                                        =============
Gross tax appreciation of investments                   $   5,288,780
Gross tax depreciation of investments                        (352,273)
                                                        -------------
Net tax appreciation (depreciation) of investments      $   4,936,507
                                                        =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                              Legacy Multi Cap Fund

                                 April 30, 2008

                                                                     [Logo]
                                                                American Century
                                                                 Investments(R)

Legacy Multi Cap - Schedule of Investments

APRIL 30, 2008 (UNAUDITED)
Shares                                                                    Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.9%
     6,173 Raytheon Co.                                             $   394,887
                                                                    -----------
BIOTECHNOLOGY - 1.9%
     6,494 Biogen Idec, Inc.(1)                                         394,121
     8,303 Gilead Sciences, Inc.(1)                                     429,763
                                                                    -----------
                                                                        823,884
                                                                    -----------
CAPITAL MARKETS - 1.1%
    20,631 American Physicians Service Group, Inc.                      447,280
                                                                    -----------
CHEMICALS - 5.4%
     9,951 Celanese Corp., Series A                                     445,307
     5,163 Mosaic Co. (The)(1)                                          632,519
     6,947 NewMarket Corp.                                              451,069
     2,256 Potash Corp. of Saskatchewan, Inc.                           414,991
     6,438 Sigma-Aldrich Corp.                                          367,095
                                                                    -----------
                                                                      2,310,981
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES - 1.2%
    40,357 Metalico, Inc.(1)                                            523,027
                                                                    -----------
COMMUNICATIONS EQUIPMENT - 4.1%
    77,385 China Techfaith Wireless Communication
           Technology Ltd. ADR(1)                                       420,974
     6,740 Research In Motion Ltd.(1)                                   819,786
    33,972 Tekelec(1)                                                   500,068
                                                                    -----------
                                                                      1,740,828
                                                                    -----------
COMPUTERS & PERIPHERALS - 0.8%
    26,595 Intevac, Inc.(1)                                             353,182
                                                                    -----------
DISTRIBUTORS - 1.8%
     9,967 DXP Enterprises, Inc.(1)                                     411,338
    17,334 LKQ Corp.(1)                                                 377,188
                                                                    -----------
                                                                        788,526
                                                                    -----------
DIVERSIFIED CONSUMER SERVICES - 1.0%
     2,314 Strayer Education, Inc.                                      429,687
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
    21,025 Koninklijke KPN NV ADR                                       385,769
    13,752 Telecomunicacoes de Sao Paulo SA ADR                         364,703
                                                                    -----------
                                                                        750,472
                                                                    -----------
ELECTRICAL EQUIPMENT - 2.2%
    16,731 ABB Ltd. ADR                                                 513,140
     8,611 AMETEK, Inc.                                                 417,806
                                                                    -----------
                                                                        930,946
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.0%
    21,887 AU Optronics Corp. ADR                                       427,234
    10,427 Dolby Laboratories, Inc., Class A(1)                         418,644
                                                                    -----------
                                                                        845,878
                                                                    -----------

ENERGY EQUIPMENT & SERVICES - 6.1%
    13,495 BJ Services Co.                                              381,504
     8,462 Helmerich & Payne, Inc.                                      454,832
    54,667 Parker Drilling Co.(1)                                       438,429

Legacy Multi Cap - Schedule of Investments

APRIL 30, 2008 (UNAUDITED)
Shares                                                                    Value
--------------------------------------------------------------------------------

    16,554 Patterson-UTI Energy, Inc.                               $   462,519
     2,703 Transocean, Inc.(1)                                          398,584
     6,199 W-H Energy Services, Inc.(1)                                 479,121
                                                                    -----------
                                                                      2,614,989
                                                                    -----------
FOOD & STAPLES RETAILING - 0.9%
     9,698 CVS Caremark Corp.                                           391,508
                                                                    -----------
FOOD PRODUCTS - 1.1%
     4,059 Bunge Ltd.                                                   463,091
                                                                    -----------
GAS UTILITIES - 1.1%
     6,964 Energen Corp.                                                475,223
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
    10,107 St. Jude Medical, Inc.(1)                                    442,484
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE - 2.1%
    12,241 Darden Restaurants, Inc.                                     435,535
    33,715 Melco PBL Entertainment (Macau) Ltd. ADR(1)                  445,038
                                                                    -----------
                                                                        880,573
                                                                    -----------
INSURANCE - 2.2%
     7,130 Assurant, Inc.                                               463,450
     1,573 Fairfax Financial Holdings Ltd.                              472,199
                                                                    -----------
                                                                        935,649
                                                                    -----------
INTERNET SOFTWARE & SERVICES - 3.1%
     8,817 Sohu.com, Inc.(1)                                            609,519
    20,275 Websense, Inc.(1)                                            394,349
    37,303 Website Pros, Inc.(1)                                        335,727
                                                                    -----------
                                                                      1,339,595
                                                                    -----------
IT SERVICES - 2.2%
    24,368 Cybersource Corp.(1)                                         442,279
    10,815 ManTech International Corp., Class A(1)                      516,633
                                                                    -----------
                                                                        958,912
                                                                    -----------
LIFE SCIENCES TOOLS & SERVICES - 3.5%
    11,810 Applera Corp. - Applied Biosystems Group                     376,857
     9,485 Illumina, Inc.(1)                                            738,787
     6,447 Thermo Fisher Scientific, Inc.(1)                            373,088
                                                                    -----------
                                                                      1,488,732
                                                                    -----------
MACHINERY - 1.5%
     5,023 Bucyrus International, Inc.                                  632,546
                                                                    -----------
MARINE - 1.0%
    13,984 Diana Shipping, Inc.                                         424,554
                                                                    -----------
METALS & MINING - 7.2%
     8,166 Barrick Gold Corp.                                           315,371
    17,848 Cia Vale do Rio Doce ADR                                     697,500
     3,222 Cleveland-Cliffs, Inc.                                       516,809
     6,952 Nucor Corp.                                                  524,876
    13,466 Steel Dynamics, Inc.                                         469,290
     3,626 United States Steel Corp.                                    558,222
                                                                    -----------
                                                                      3,082,068
                                                                    -----------

Legacy Multi Cap - Schedule of Investments

APRIL 30, 2008 (UNAUDITED)
Shares                                                                    Value
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS - 23.7%
     6,067 Anadarko Petroleum Corp.                                 $   403,820
     4,496 Apache Corp.                                                 605,521
    10,250 Arena Resources, Inc.(1)                                     460,225
     9,044 Berry Petroleum Co., Class A                                 447,859
     8,185 Bill Barrett Corp.(1)                                        420,955
     8,020 Cimarex Energy Co.                                           499,646
     4,937 ConocoPhillips                                               425,323
    14,240 Denbury Resources, Inc.(1)                                   435,174
     3,878 Devon Energy Corp.                                           439,765
     6,293 EnCana Corp.                                                 508,537
     4,739 Exxon Mobil Corp.                                            441,059
     8,993 Forest Oil Corp.(1)                                          529,957
     6,295 Hess Corp.                                                   668,529
     5,372 Murphy Oil Corp.                                             485,306
     5,291 Noble Energy, Inc.                                           460,317
     6,112 Occidental Petroleum Corp.                                   508,580
     8,238 Pioneer Natural Resources Co.                                475,580
    12,245 Repsol YPF, SA ADR                                           496,780
    11,456 San Juan Basin Royalty Trust                                 440,254
     9,531 Swift Energy Co.(1)                                          496,946
     7,650 XTO Energy, Inc.                                             473,229
                                                                    -----------
                                                                     10,123,362
                                                                    -----------
PERSONAL PRODUCTS - 0.9%
     8,378 Herbalife Ltd.                                               366,789
                                                                    -----------
PHARMACEUTICALS - 2.7%
    14,679 Endo Pharmaceuticals Holdings, Inc.(1)                       364,480
   156,440 Santarus, Inc.(1)                                            419,259
    64,584 VIVUS, Inc.(1)                                               366,191
                                                                    -----------
                                                                      1,149,930
                                                                    -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
     8,189 St. Joe Co. (The)                                            333,047
                                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
    19,064 Monolithic Power Systems, Inc.(1)                            436,566
    29,306 Volterra Semiconductor Corp.(1)                              441,348
                                                                    -----------
                                                                        877,914
                                                                    -----------
SOFTWARE - 3.2%
    20,169 Activision, Inc.(1)                                          545,572
    15,071 Check Point Software Technologies Ltd.(1)                    355,977
    13,702 Concur Technologies, Inc.(1)                                 454,084
                                                                    -----------
                                                                      1,355,633
                                                                    -----------
SPECIALTY RETAIL - 4.1%
     7,846 GameStop Corp., Class A(1)                                   431,844
    53,979 Pier 1 Imports, Inc.(1)                                      421,036
    12,363 Ross Stores, Inc.                                            414,037
    14,241 Urban Outfitters, Inc.(1)                                    487,754
                                                                    -----------
                                                                      1,754,671
                                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
     4,063 Deckers Outdoor Corp.(1)                                     560,978

Legacy Multi Cap - Schedule of Investments

APRIL 30, 2008 (UNAUDITED)
Shares/Principal Amount                                                   Value
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES - 3.0%
     6,205 Mobile TeleSystems OJSC ADR                              $   481,384
    24,993 Syniverse Holdings, Inc.(1)                                  392,640
    20,886 Turkcell Iletisim Hizmetleri AS ADR                          420,853
                                                                    -----------
                                                                      1,294,877
                                                                    -----------
TOTAL COMMON STOCKS
(Cost $36,434,191)                                                   42,286,703
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- 3.3%
--------------------------------------------------------------------------------

$1,400,000 FHLB Discount Notes, 1.75%, 5/1/08(2)
(Cost $1,400,000)                                                     1,400,000
                                                                    -----------
TOTAL INVESTMENT SECURITIES -- 102.3%
(Cost $37,834,191)                                                   43,686,703
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (2.3)%                                 (970,073)
                                                                    -----------
TOTAL NET ASSETS -- 100.0%                                          $42,716,630
                                                                    ===========

Notes to Schedule of Investments
--------------------------------------------------------------------------------
  ADR      -   American Depositary Receipt
  FHLB     -   Federal Home Loan Bank
  OJSC     -   Open Joint Stock Company

(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

Legacy Multi Cap - Schedule of Investments

APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of April 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $  37,834,191
                                                        =============
Gross tax appreciation of investments                   $   6,476,611
Gross tax depreciation of investments                        (624,099)
                                                        -------------
Net tax appreciation (depreciation) of investments      $   5,852,512
                                                        =============

The cost of investments for federal income tax purposes was the same as the cost for financial statement purposes.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY GROWTH FUNDS, INC.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    June 23, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    June 23, 2008

By:      /s/ Robert J. Leach
         ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    June 23, 2008